Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of detailed information about borrowings [line items]
Net foreign exchange gain/(loss)	¥ (1,853)	¥ 1,801	[1]	¥ (3,276)
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of detailed information about borrowings [line items]
Loan received from related party	¥ 500	¥ 105
Short-term borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.92%	3.76%

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).